TYPE		13F-HR
PERIOD	03/31/2012
FILER
	CIK	1386088
	CCC	kd@hvbm3
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
May 8, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
36
Form 13F Information Table Value Total:
$3,283,291


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  36631   439848SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827   8913   110115SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465  11459   208767SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    145     1284SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    199     2191SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 309922  7862061SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 395916  3990286SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    191     3715SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 852835 12171184SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 464204  4014567SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    120    13379SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    143     7681SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    186     3070SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    193     2834SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    183    19353SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    216     3065SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    187     1774SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 357708  5619920SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    246     3018SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  41493   574218SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    433     7505SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 689165  9710654SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    205     4720SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    218     3675SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 199    11981SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	 217     5022SOLE      NONE
ISHARES TR BARCLAYS 1-3YR CR    EQUITY - ETF464288646  19916   189509SOLE      NONE
ISHARES TR BARCLAYS INTER GV    EQUITY - ETF464288612      2       18SOLE      NONE
ISHARES TR BARCLAYS 3-7YR       EQUITY - ETF464288661  25194   208046SOLE      NONE
ISHARES TR S&P MIDCP VALU       EQUITY - ETF464287705  16174   189371SOLE      NONE
ISHARES TR MC 400 GRW           EQUITY - ETF464287606  11988   106614SOLE      NONE
ISHARES TR RUSSELL 1000 GRW     EQUITY - ETF464287614      1	   19SOLE      NONE
ISHARES TR RUSSEL 2000          EQUITY - ETF464287655      1        7SOLE      NONE
ISHARES TR RUSSEL 2000 GRW      EQUITY - ETF464287648  11178   117191SOLE      NONE
ISHARES TR S&P GLB MTRLS        EQUITY - ETF464288695   7974   126225SOLE      NONE
ISHARES TR BARCLAYS 1-3 YR      EQUITY - ETF464287457  19337   229330SOLE      NONE
